Right of Use Asset	6 Months Ended
Dec. 31, 2024
Right of Use Asset [Abstract]
RIGHT OF USE ASSET
15.	RIGHT OF USE ASSET

	31 December 2024 $	30 June 2024 $
Cost	48,529	50,063
Accumulated amortisation	(23,494)	(19,192)
	25,035	30,871
Balance at beginning of period	30,871	-
Additions	-	50,063
Amortisation	(5,098)	(19,359)
Foreign exchange	(738)	167
Balance at end of the period	25,035	30,871

Leased assets are capitalised at the commencement date of the lease and comprise of the initial lease liability amount, initial direct costs incurred when entering into the lease less any lease incentives received